Investment Strategy	May 22, 2026
S000105040 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF) that pursues its investment objective by investing in dividend‑paying common stocks and by incorporating call option strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common stocks and derivative instruments relating to Options Indexes (defined below) or their constituents. The Fund may also invest in preferred stocks. With respect to the stock portion of the Fund’s portfolio, the Fund’s strategy of investing in dividend-paying companies was designed to result in a dividend yield that is higher than that of the Russell 1000® Value Index. The Fund’s call option strategies include writing (selling) call options on U.S. equity market indexes or on other ETFs that passively track (or seek the investment performance of) U.S. equity market indexes, such as the S&P 500® Index, the Russell 1000 Value® Index and the Russell 1000® Index (each, an Options Index). The Fund seeks to generate high monthly income from premiums earned from writing (selling) call options and dividends received from the Fund’s holdings in stocks. The Fund also buys call options on Options Indexes to provide the potential for upside U.S. equity market participation when the Options Index appreciates. The Fund’s options strategies are not only intended to generate high monthly income but seek to do so by generally utilizing index options that receive favorable tax treatment under Internal Revenue Code. The resulting Fund is designed to provide investors with high income and, secondarily, capital appreciation.
With respect to the stock portion of the Fund’s portfolio, the Fund seeks to identify dividend-paying companies believed to be attractively valued, exhibiting the potential for long-term growth in earnings and cash flows, and capable of sustaining or increasing dividend payments over time. The Fund may invest in companies of any market capitalization and may, at times, emphasize one or more sectors, including the financials sector. The Fund may invest up to 25% of its net assets in foreign securities.
The Fund’s call option strategies are actively managed to seek income (in the form of premiums on the options), with the level of written (sold) opportunistically adjusted based on the assessment by Columbia Management Investment Advisers, LLC (the Investment Manager) of prevailing market conditions, including market volatility, and relative option premium income attractiveness. The Fund may also purchase call options. The total notional value of the written (sold) call options and the total notional value of the purchased call options may each be up to 100% of the Fund’s net assets. In general, a call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security(ies) at a predetermined strike price from the Fund. A premium is the income received by the writer of the option contract. In writing (selling) call option contracts, the Fund effectively sells its ability to participate in gains of the reference security(ies) beyond the predetermined strike price in exchange for the premium income received. The Fund may increase its call option‑writing activity when underlying stocks demonstrate, in the Investment Manager’s view, market price strength or an increase in implied volatility, potentially enabling enhanced premium capture by the Fund. Conversely, in strong, upward‑trending markets, written call options may limit upside return potential by capping gains above the strike price. While the Fund intends to transact in options on indexes, the Fund may also transact in options on individual stocks. The Fund may also incorporate customized or flexible option instruments, including exchange‑traded options that allow for tailored expiration dates or strike prices. These instruments can provide additional diversification in option exposures and support premium income and/or capital appreciation potential.
The Fund seeks tax efficient returns by utilizing options that are expected to receive favorable tax treatment under Internal Revenue Code rules because they are expected to qualify as “Section 1256 Contracts.” Under these rules, each Section 1256 Contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce capital gain or loss, gains or losses on the Section 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long-term and 40% short-term, regardless of how long the contracts were held.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

S000105041 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF) that, under normal circumstances, pursues its investment objective by investing in a portfolio of stocks of U.S. large‑ and mid‑capitalization companies (those with market capitalizations in the range of the companies in the Russell 1000® Index, which ranged between $134.5 million and $4.2 trillion as of March 31, 2026), and by incorporating call option strategies. The Fund’s call option strategies include writing (selling) call options on U.S. equity market indexes or on other ETFs that passively track (or seek the investment performance of) U.S. equity market indexes, such as the S&P 500® Index and the Russell 1000® Index (each, an Options Index). The Fund seeks to generate high monthly income from premiums earned from writing (selling) call options and dividends received from the Fund’s holdings in stocks of U.S. large‑ and mid‑capitalization companies. The Fund also buys call options on Options Indexes to provide the potential for upside U.S. equity market participation when the Options Index appreciates. The Fund’s options strategies are not only intended to generate high monthly income but seek to do so by generally utilizing index options that receive favorable tax treatment under the Internal Revenue Code. The resulting Fund is designed to provide investors with high income and, secondarily, capital appreciation.
The portion of the Fund’s portfolio that invests in stocks of U.S. large‑ and mid‑capitalization companies does so by seeking to replicate the investment performance results, before fees and expenses, of the Beta Advantage® Research Enhanced U.S. Equity Index (the Base Equity Portfolio Index). The Base Equity Portfolio Index is comprised of a subset of the companies within the Russell 1000® Index. With a starting point of the Russell 1000® Index, the Base Equity Portfolio Index was designed using quantitative models to reflect the performance of U.S. large- and mid-cap growth and value companies through the application of a rules-based methodology that takes into account quality, value and company catalyst factors. The Fund may receive income to the extent it invests in equity securities of companies that pay dividends; however, securities are not selected based on anticipated dividend payments. The Base Equity Portfolio Index typically includes approximately 325–400 companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Base Equity Portfolio Index or any Options Index, as well as any derivative instruments relating to these indexes or their constituents. The Base Equity Portfolio Index, like the Russell 1000® Index, typically holds only common stocks. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries when the Base Equity Portfolio Index concentrates in such industry or group of industries. The Base Equity Portfolio Index is reconstituted semi‑annually.
With regard to the stock portion of the Fund’s portfolio, the Fund, while not an index fund, uses a replication strategy to track the performance of the Base Equity Portfolio Index, whereby the Fund invests in or has investment exposure to substantially all the component securities of the Base Equity Portfolio Index in approximately the same proportions as in the Base Equity Portfolio Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Base Equity Portfolio Index, or in the same weightings (such as when replicating the Base Equity Portfolio Index involves practical difficulties or substantial costs, a constituent security thereof becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Base Equity Portfolio Index), the Fund may purchase or have investment exposure to a sample (large or small quantity) of the securities in the Base Equity Portfolio Index in proportions expected to replicate generally the performance of the Base Equity Portfolio Index as a whole. There may also be instances in which the Fund may overweight (or underweight) a Base Equity Portfolio Index holding, purchase (or sell) instruments not in the Base Equity Portfolio Index as a substitute for one or more securities in the Base Equity Portfolio Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Base Equity Portfolio Index. The Fund may sell securities or other holdings that are represented in the Base Equity Portfolio Index or purchase securities or make other investments that are not yet represented in the Base Equity Portfolio Index in anticipation of their removal from or addition to the Base Equity Portfolio Index. The Base Equity Portfolio Index was developed and is sponsored and administered by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Base Equity Portfolio Index is calculated and maintained by FTSE Russell.
The Fund’s call option strategies are actively managed to seek income (in the form of premiums on the options), with the level of written (sold) call options opportunistically adjusted based on the Investment Manager’s assessment of prevailing market conditions, including market volatility, and relative option premium income attractiveness. The Fund may also purchase call options. The total notional value of the written (sold) call options and the total notional value of the purchased call options may each be up to 100% of the Fund’s net assets. In general, a call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security(ies) at a predetermined strike price from the Fund. A premium is the income received by the writer of the option contract. In writing (selling) call option contracts, the Fund effectively sells its ability to participate in gains of the reference security(ies) beyond the predetermined strike price in exchange for the premium income received. The Fund may increase its call option‑writing activity when underlying stocks, in the Investment Manager’s view, demonstrate market price strength or an increase in implied volatility, potentially enabling enhanced premium capture by the Fund. Conversely, in strong, upward‑trending markets, written call options may limit upside return potential by capping gains above the strike price. While the Fund intends to transact in options on indexes, the Fund may also transact in options on individual stocks. The Fund may also incorporate customized or flexible option instruments, including exchange‑traded options that allow for tailored expiration dates or strike prices. These instruments can provide additional diversification in option exposures and support premium income and/or capital appreciation potential.
The Fund seeks tax efficient returns by utilizing options that are expected to receive favorable tax treatment under Internal Revenue Code rules because they are expected to qualify as “Section 1256 Contracts.” Under these rules, each Section 1256 Contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce capital gain or loss, gains or losses on the Section 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long-term and 40% short-term, regardless of how long the contracts were held.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.